Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Disclosure - Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

The following table provides the components of Property, plant and equipment:
	Useful Lives	As of December 31,
(MILLIONS OF DOLLARS)	(Years)	2013	2012
Land	—	$557	$566
Buildings	33-50	10,055	10,643
Machinery and equipment	8-20	10,050	9,939
Furniture, fixtures and other	3-12 1/2	3,914	3,860
Construction in progress	—	1,102	957
		25,678	25,965
Less: Accumulated depreciation		13,281	12,752
Property, plant and equipment(a)		$12,397	$13,213

(a)	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.